Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement of equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 59,109	$ 107,403
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,067	3,322
Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	633	26
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	48,295	35,544
Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	9,114	12,259
Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		56,252
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	57,409	47,803
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	48,295	35,544
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	9,114	12,259
Level 1 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	1,700	59,600
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,067	3,322
Level 3 [Member] | Warrants and call options on equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	633	26
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	0
Level 3 [Member] | Equity securities [Member] | Private mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		$ 56,252